General	12 Months Ended
Dec. 31, 2022
General Description [Abstract]
General

Note 1 - General

A.
Enlight Renewable Energy Ltd. (hereinafter: the “Company”) is a public company located in Israel, whose shares are listed on NASDAQ and Tel Aviv Stock Exchange (hereinafter: “TASE”). The Company’s address is 13 Amal St., Park Afek, Rosh Ha’ayin, Israel. As of the reporting date, the Company is engaged in the renewable energy industry. Since May 2018, the Company has no controlling shareholder and/or a control core.

B.
The Company is engaged in the initiation, planning, development, construction and operation of projects for the production of electricity from renewable energy sources in Israel and abroad. The Company has three geographical operating segments in its financial statements, pertaining to the management and construction of properties, to the initiation, purchase, construction and operation of projects for the production of electricity from renewable energy sources in Israel, Central-Eastern Europe, Western Europe, and another segment involving the management and construction of facilities (see Note 26). In its activities, the Company is engaged, inter alia, in architectural and engineering planning of the aforementioned projects for the production of electricity, in purchasing the components which are required for the construction of those projects, in building the projects, in securing the regulatory permits and licenses which are required for the construction of each project, in the production and sale of electricity to the electric corporation, and in the operation of those facilities, once completed.

C.	Definitions

The Group	-	The Company and its consolidated entities (as defined below).

Consolidated Entities	-
Companies or partnerships which are directly or indirectly under the Company’s control (as defined in IFRS 10), and whose financial reports are wholly consolidated with the Company’s reports. The active consolidated entities are as specified in Note 7.

Controlling shareholders	-	As defined in the Securities Regulations (Annual Financial Statements), 5770-2010.

Related Party	-	As defined in IAS 24 (2009), “Related Party Disclosures”.